ACCOUNTS RECEIVABLE - Accounts Receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Total accounts receivable	$ 6,667	$ 6,097
Current	5,478	4,996
Long-term	1,189	1,101
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Customer accounts receivable	5,762	5,236
Other accounts receivable	1,132	1,072
Allowance for doubtful accounts
Disclosure of detailed information about financial instruments [line items]
Total accounts receivable	$ 227	$ 211